Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Income statutory corporate tax rate	27.00%
Non-capital loss carry-forwards	$ 99.9	$ 89.2
US Federal net operating losses	8.8	5.4
State net operating losses	$ 5.1	$ 2.7
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]